EMPLOYEE BENEFITS EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF EMPLOYEE BENEFITS EXPENSES

	2020	2021	2022
	S$	S$	S$

Wages and salaries	407,558	491,015	604,068
Defined contribution plans	55,126	66,792	80,212
Other short-term benefits	11,142	11,245	26,415
Total	473,826	569,052	710,695
Less: Accounted under
“Research and development expenses” (Note 17)	(342,835)	(400,250)	(500,038)
Total	130,991	168,802	210,657